(LOGO JOHN HANCOCK FUNDS)
________________________________________________________________________________
                                                           101 Huntington Avenue
                   December 21, 1995           Boston, Massachusetts  02199-7603

                                                     John Hancock Advisers, Inc.

United States Securities and Exchange Commission
OFICS Filer Support
SEC Operations Center
6432 General Green Way
Alexandria, Virginia. 22312-2413

Re:      Rule 24f-2 Notice for
         John Hancock Freedom Investment Trust II
         Registration Nos. 33-4559
         Account No. 0000791271
         CIK: 791271

Dear Gentlemen:

The purpose of this letter is to notify the Commission within two (2) months of the end of the Registrant's Fiscal Year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above referenced rule is as follows:

Fiscal Year:                              November 1, 1994 to October 31, 1995

         Number of Shares previously
         Registered Other than
         Pursuant to Rule 24f-2
         Remaining Unsold at
         Beginning of Fiscal Year:                                0

         Number of Shares registered
         During Fiscal Year other than
         Pursuant to Rule 24f-2:                                  0

         Number of Shares Sold During
         Fiscal Year:                                    16,021,195

         Number of Shares previously
         Registered Other than
         Pursuant to Rule 24f-2
         Remaining Unsold at
         End of Fiscal Year:                                      0

         Number of Shares Reinvested During
         Fiscal Year:                                     2,042,672




______________________________________________________________ JOHN HANCOCK(R)
John Hancock Advisers, Inc - John Hancock Funds, Inc.* -      FINANCIAL SERVICES
John Hancock Investor Services Corporation - John Hancock
Advisers International, Ltd. - NM Capital Management, Inc. -
Sovereign Asset Management Corporation
*Member of National Association of Securities Dealers, Inc.

(LOGO JOHN HANCOCK FUNDS)
A Global Investment Management Firm
________________________________________________________________________________
                                                           101 Huntington Avenue
                            December 21, 1995  Boston, Massachusetts  02199-7603

                                                     John Hancock Advisers, Inc.


Freedom Investment Trust II
101 Huntington Avenue
Boston, MA  02199


Re:      Rule 24f-2 Notice for Freedom Investment Trust II
         (File Nos.33-4559; 811-4630)  (0000791271)

Ladies and Gentlemen:

In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933 of 18,063,867 shares of Freedom Investment Trust II (the "Fund") sold in reliance upon said Rule 24f-2 during the fiscal year ended October 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.

In connection with this opinion it should be noted that the Fund is an entity of the type generally known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a Massachusetts business trust may be held personally liable for the obligations of the Fund. However, the Fund's Declaration of Trust disclaims shareholder liability for obligations of the Fund and indemnifies any shareholder of the Fund, with such indemnification to be paid solely out of the assets of the Fund. Therefore, the shareholder's risk is limited to circumstances in which the assets of the Fund are insufficient to meet the obligations asserted against such assets.



                                         Sincerely,

                                         JOHN HANCOCK ADVISERS, INC.

                                         /s/ Avery P. Maher
                                         ----------------------------
                                         Avery P. Maher
                                         Assistant Secretary
                                         Member of Massachusetts Bar


_______________________________________________________________ JOHN HANCOCK(R)
John Hancock Advisers, Inc. - John Hancock Funds, Inc.* -     FINANCIAL SERVICES
John Hancock Investor Services Corporation - The Patriot Group,
Inc. - John Hancock Advisers International, Ltd. - NM Capital
Management, Inc. - Sovereign Asset Management Corporation
*Member of National Association of Securities Dealers, Inc.

United States Securities and Exchange Commission
John Hancock Freedom Investment Trust II
December 21, 1995
Page Two


         Number of Shares Sold During
         Fiscal Year Pursuant to
         Rule 24f-2:                       18,063,867


Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the Securities, the Registration of which the notice makes definite in number, were legally issued, fully paid and non-assessable by the Registrant.

In accordance with subsection (c) of Rule 24f-2, no registration fee for John Hancock Freedom Investment Trust II is due to the Securities and Exchange Commission. The fee computation is based upon the following:



(1)      Aggregate Sales Price of Shares
         Sold During the Fiscal Year in Reliance
         Upon the 24f-2 Declaration (Based
         on aggregate sale price for
         all shares sold of $143,409,991 less
         aggregate sale price of shares
         registered pursuant to Rule 24e-2
         of None)                                         $ 143,409,991


(2)      Aggregate Reinvestment Price
         of Shares Reinvested During
         the Fiscal Year                                     20,766,205

Reduced By


(1)      Aggregate Redemption Price
         of Shares Redeemed During
         the Fiscal Year and,                              (224,916,884)


(2)      Aggregate Redemption
         Price of Redeemed Shares
         Previously Applied by
         Fund Pursuant to Rule
         24e-2 (a) Filings Made Pursuant
         to Section 24(e)(1) of Investment
         Company Act of 1940                              $           0
                                                          -------------
         Net sales applicable for fee                     $           0
         Computation of fee                                      / 2900
                                                          -------------
         Fee                                              $        0.00
                                                          -------------


United States Securities and Exchange Commission
John Hancock Freedom Investment Trust II
December 21, 1995
Page Three




Any questions regarding this matter should be addressed to William H. King, Associate Treasurer, John Hancock Advisers, Inc., 101 Huntington Avenue, 8th floor, Boston, MA 02199-7603, (617) 375-1668.

                                                  Very truly yours,



                                                  /s/ William H. King
                                                  -------------------
                                                  William H. King
                                                  Associate Treasurer